Investments in associates and joint ventures - Summarised financial information, equity accounted associates and joint ventures (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Joint ventures
Disclosure of associates [line items]
Profit/(loss) from continuing operations	£ 1	£ 26	£ 35
Other comprehensive income/(loss)	(3)	1	5
Total comprehensive income/(loss) from continuing operations	(2)	27	40
Associates
Disclosure of associates [line items]
Profit/(loss) from continuing operations	(10)	(21)	219
Other comprehensive income/(loss)	0	0	1
Total comprehensive income/(loss) from continuing operations	£ (10)	£ (21)	£ 220